Cover	Oct. 27, 2020
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000101829
Document Type	8-K
Document Period End Date	Oct. 27, 2020
Entity Registrant Name	RAYTHEON TECHNOLOGIES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-00812
Entity Tax Identification Number	06-0570975
Entity Address, Address Line One	870 Winter Street,
Entity Address, City or Town	Waltham,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	522-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	RTX
Security Exchange Name	NYSE
Notes 2.150% Due 2030 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.150% Notes due 2030
Trading Symbol	RTX 30
Security Exchange Name	NYSE